Significant restructuring transaction, mergers and acquisitions and investments- Lazada (Details) ¥ in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥) country	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill				$ 39,477			¥ 162,149	¥ 264,935	¥ 125,420
Lazada
The allocation of the purchase price at the date of acquisition
Equity interest held in subsidiary (as a percentage)				92.00%				92.00%
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods				16 years	16 years
Non-compete agreements | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods				6 years	6 years
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods				20 years	20 years
Developed technology and patents | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods				5 years	5 years
Lazada
The allocation of the purchase price at the date of acquisition
Number of countries in which the entity operates | country		6
Lazada
Acquisition
Percentage of equity interest acquired		54.00%
Cash consideration for additional equity interest acquired	$ 1,020	¥ 6,607				$ 1,016	6,877
The allocation of the purchase price at the date of acquisition
Net assets acquired		2,874
Goodwill		5,216
Deferred tax assets		616
Deferred tax liabilities		(1,027)
Noncontrolling interests		(4,416)
Total		¥ 6,607
Weighted average amortization period	2 years 6 months	2 years 6 months
Capital injections				$ 770	¥ 5,222	483	3,124
Reduction in noncontrolling interest							1,681
Addition to noncontrolling interest					400
Lazada | Subsequent event
The allocation of the purchase price at the date of acquisition
Capital injections | $			$ 300
Lazada | Certain management members and employees
Acquisition
Cash consideration for additional equity interest acquired				$ 20	¥ 133	$ 87	¥ 578
Lazada | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods	3 years	3 years
Lazada | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 2,014
Lazada | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		959
Lazada | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		292
Lazada | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 79